Restricted Stock Unit Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, December 31, 2011, Shares	781
Restricted Stock Units granted, Shares	202
Restricted Stock Units released, Shares	(91)
Restricted Stock Unit forfeited, Shares	(17)
Outstanding, December 31, 2012, Shares	875
Outstanding, December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 39.66
Granted, Weighted-Average Grant-Date Fair Value	$ 35.84
Restricted Stock Units released, Weighted-Average Grant-Date Fair Value	$ 40.96
Restricted Stock Units forfeited, Weighted-Average Grant-Date Fair Value	$ 37.64
Outstanding, December 31, 2012, Weighted-Average Grant-Date Fair Value	$ 38.18
Restricted Stock Units outstanding, December 31, 2012, Intrinsic Value	$ 28,887